Annual Fund Operating Expenses	Apr. 29, 2026
REX COIN Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.57%	[1]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.56%
REX CRWV Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[2]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	1.03%
REX HOOD Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[3]
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	1.00%
REX LLY Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.00%	[4]
Expenses (as a percentage of Assets)	0.99%
REX MSTR Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%	[5]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.54%
REX NVDA Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%	[6]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.49%
REX PLTR Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[7]
Acquired Fund Fees and Expenses	0.00%	[7]
Expenses (as a percentage of Assets)	1.13%
REX TSLA Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%	[8]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.52%
REX WMT Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Acquired Fund Fees and Expenses	0.00%	[9]
Expenses (as a percentage of Assets)	0.99%

[1]	“Other Expenses” have been restated to reflect amounts the Fund expects to incur for the current fiscal year.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[4]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[5]	“Other Expenses” have been restated to reflect amounts the Fund expects to incur for the current fiscal year.
[6]	“Other Expenses” have been restated to reflect amounts the Fund expects to incur for the current fiscal year.
[7]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[8]	“Other Expenses” have been restated to reflect amounts the Fund expects to incur for the current fiscal year.
[9]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.